UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05860

T. Rowe Price U.S. Treasury Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
November 30, 2023
Semiannual Report
T. ROWE PRICE
U.S. Treasury Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE U.S. Treasury Funds
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE U.S. Treasury Funds
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced mixed returns during the first half of your fund’s fiscal year, the six-month period ended November 30, 2023.
Nearly all equity benchmarks finished the period with positive results after a strong rally in November; however, rising U.S. Treasury yields left some fixed income sectors in negative territory.
Within the S&P 500 Index, the financials sector recovered from the failure of three large regional banks earlier in the year and recorded the best results for the period. The information technology sector also delivered strong gains as technology companies benefited from investor enthusiasm for artificial intelligence developments. Outside the U.S., stocks in developed markets generally outpaced their counterparts in emerging markets, although emerging
Europe and Latin America produced very strong returns at the regional level.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 5.2% in the third quarter’s revised estimate, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Although year-over-year earnings growth contracted in the first and second quarters of 2023, results were better than expected, and earnings growth turned positive again in the third quarter.
Inflation remained a concern for both investors and policymakers, but lower-
than-expected inflation data in November helped spur a rally late in the period as many investors concluded that the Federal Reserve had reached the end of its hiking cycle. The Fed raised its short-term lending benchmark rate to a target range of 5.25% to 5.50% in July, the highest level since March 2001, and then held rates steady for the remainder of the period.
Despite a drop in yields as investor sentiment shifted in November, intermediate- and longer-term U.S. Treasury yields finished the period notably higher. After starting the period at 3.64%, the yield on the benchmark 10-year
Treasury note briefly reached 5.00% in October for the first time since late
2007 before falling to 4.37% by the end of November. The rise in yields led to negative returns in some fixed income sectors, but both investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year as well as by increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment

T. ROWE PRICE U.S. Treasury Funds

makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission adopted new rules recently that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
Although semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE U.S. Treasury Funds
Portfolio Summary

CREDIT QUALITY DIVERSIFICATION
U.S. Treasury Intermediate Index Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle
to determine the creditworthiness of credit default
swaps. The fund is not rated by any agency. Securities
that have not been rated by any rating agency totaled
-0.04% of the portfolio at the end of the reporting period.
The negative percentage of Not Rated securities is
attributable to derivative holdings.
* U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.

T. ROWE PRICE U.S. Treasury Funds

CREDIT QUALITY DIVERSIFICATION
U.S. Treasury Long-Term Index Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle
to determine the creditworthiness of credit default
swaps. The fund is not rated by any agency. Securities
that have not been rated by any rating agency totaled
-0.04% of the portfolio at the end of the reporting period.
The negative percentage of Not Rated securities is
attributable to derivative holdings.
* U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.

T. ROWE PRICE U.S. Treasury Funds

Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE U.S. Treasury Funds

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE U.S. Treasury Funds

U.S. TREASURY MONEY FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,025.40 $1.57
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.45   1.57
I Class
Actual   1,000.00   1,025.80   1.16
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.85   1.16
Z Class
Actual   1,000.00   1,026.90   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.00   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.31%, the
2
I Class
was 0.23%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE U.S. Treasury Funds

U.S. TREASURY INTERMEDIATE INDEX FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $980.80 $1.39
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.60   1.42
I Class
Actual   1,000.00   981.60   0.54
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.45   0.56
Z Class
Actual   1,000.00   982.20   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.00   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.28%, the
2
I Class
was 0.11%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE U.S. Treasury Funds

U.S. TREASURY LONG-TERM INDEX FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $911.80 $1.39
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.55   1.47
I Class
Actual   1,000.00   912.70   0.48
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.50   0.51
Z Class
Actual   1,000.00   913.10   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.00   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.29%, the
2
I Class
was 0.10%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
C07-051 1/24

November 30, 2023
SemiAnnual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRTIX U.S. Treasury
Intermediate Index Fund –
.
PRKIX U.S. Treasury
Intermediate Index Fund–
.
I  Class
TRZTX U.S. Treasury
Intermediate Index Fund–
.
Z Class

T. ROWE PRICE U.S. Treasury Intermediate Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 5.18 $ 5.46 $ 6.03 $ 6.34 $ 5.84 $ 5.57
Investment activities
Net investment
income
(1)(2)
0.09 0.13 0.05 0.05 0.09 0.11
Net realized and
unrealized gain/loss (0.19) (0.28) (0.57) (0.20) 0.52 0.27
Total from
investment activities (0.10) (0.15) (0.52) (0.15) 0.61 0.38
Distributions
Net investment
income (0.09) (0.13) (0.05) (0.05) (0.10) (0.11)
Net realized gain — — — (0.11) (0.01) —
Total distributions (0.09) (0.13) (0.05) (0.16) (0.11) (0.11)
NET ASSET VALUE
End of period $ 4.99 $ 5.18 $ 5.46 $ 6.03 $ 6.34 $ 5.84

T. ROWE PRICE U.S. Treasury Intermediate Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(3)
(1.92)% (2.79)% (8.66)% (2.46)% 10.40% 7.00%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates
(4)
0.28%
(5)
0.27% 0.27% 0.32% 0.47% 0.36%
Net expenses after
waivers/payments
by Price Associates 0.28%
(5)
0.27% 0.27% 0.28% 0.33% 0.35%
Net investment
income 3.60%
(5)
2.48% 0.86% 0.74% 1.54% 1.99%
Portfolio turnover rate 69.2% 267.2% 78.1% 77.8% 167.9% 98.2%
Net assets, end of
period (in millions) $665 $714 $629 $972 $1,069 $441
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
See Note 6. Prior to 5/31/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(5)
Annualized

T. ROWE PRICE U.S. Treasury Intermediate Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 5.17 $ 5.46 $ 6.03 $ 6.33 $ 5.83 $ 5.56
Investment activities
Net investment
income
(1)(2)
0.09 0.13 0.06 0.05 0.10 0.12
Net realized and
unrealized gain/loss (0.19) (0.28) (0.57) (0.18) 0.51 0.27
Total from
investment activities (0.10) (0.15) (0.51) (0.13) 0.61 0.39
Distributions
Net investment
income (0.09) (0.14) (0.06) (0.06) (0.10) (0.12)
Net realized gain — — — (0.11) (0.01) —
Total distributions (0.09) (0.14) (0.06) (0.17) (0.11) (0.12)
NET ASSET VALUE
End of period $ 4.98 $ 5.17 $ 5.46 $ 6.03 $ 6.33 $ 5.83

T. ROWE PRICE U.S. Treasury Intermediate Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(3)
(1.84)% (2.83)% (8.51)% (2.17)% 10.56% 7.17%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates
(4)
0.15%
(5)
0.14% 0.11% 0.15% 0.37% 0.22%
Net expenses after
waivers/payments
by Price Associates 0.11%
(5)
0.11% 0.11% 0.12% 0.20% 0.20%
Net investment
income 3.76%
(5)
2.57% 1.07% 0.85% 1.68% 2.15%
Portfolio turnover rate 69.2% 267.2% 78.1% 77.8% 167.9% 98.2%
Net assets, end of
period (in thousands) $137,858 $147,570 $166,157 $154,281 $43,187 $19,607
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
See Note 6. Prior to 5/31/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(5)
Annualized

T. ROWE PRICE U.S. Treasury Intermediate Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 5.18 $ 5.46 $ 6.03 $ 6.09
Investment activities
Net investment income
(2)(3)
0.10 0.14 0.07 0.02
Net realized and unrealized gain/loss (0.19) (0.28) (0.57) (0.06)
Total from investment activities (0.09) (0.14) (0.50) (0.04)
Distributions
Net investment income (0.10) (0.14) (0.07) (0.02)
NET ASSET VALUE
End of period $ 4.99 $ 5.18 $ 5.46 $ 6.03
Ratios/Supplemental Data
Total return
(3)(4)
(1.78)% (2.53)% (8.41)% (0.72)%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0.11%
(5)
0.10% 0.11% 0.11%
(5)
Net expenses after waivers/payments by Price
Associates 0.00%
(5)
0.00% 0.00% 0.00%
(5)
Net investment income 3.88%
(5)
2.70% 1.13% 1.05%
(5)
Portfolio turnover rate 69.2% 267.2% 78.1% 77.8%
Net assets, end of period (in thousands) $467 $476 $488 $633
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE U.S. Treasury Intermediate Index Fund
November 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.1%
U.S. Government Obligations
0.1%
Government National Mortgage Assn.
6.00%, 8/20/34 - 5/20/38  133 139
6.50%, 5/15/24  — —
8.00%, 7/15/25  — —
9.50%, 1/20/25  — —
Government National Mortgage Assn., CMO, 2.50%, 1/20/50  754 617
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $891) 756
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 99.4%
U.S. Treasury Obligations
99.4%
U.S. Treasury Notes, 1.125%, 2/15/31  23,180 18,689
U.S. Treasury Notes, 1.25%, 8/15/31  24,410 19,513
U.S. Treasury Notes, 1.375%, 12/31/28  10,800 9,349
U.S. Treasury Notes, 1.375%, 11/15/31  23,550 18,877
U.S. Treasury Notes, 1.625%, 5/15/31  21,850 18,115
U.S. Treasury Notes, 1.75%, 1/31/29  10,600 9,338
U.S. Treasury Notes, 1.875%, 2/28/29  24,425 21,616
U.S. Treasury Notes, 1.875%, 2/15/32  22,520 18,688
U.S. Treasury Notes, 2.375%, 3/31/29  8,380 7,598
U.S. Treasury Notes, 2.625%, 7/31/29  8,005 7,312
U.S. Treasury Notes, 2.75%, 5/31/29  19,565 18,036
U.S. Treasury Notes, 2.75%, 8/15/32  19,330 17,074
U.S. Treasury Notes, 2.875%, 4/30/29  8,150 7,572
U.S. Treasury Notes, 2.875%, 5/15/32  21,675 19,402
U.S. Treasury Notes, 3.125%, 8/31/29  18,745 17,570
U.S. Treasury Notes, 3.25%, 6/30/29  7,910 7,476
U.S. Treasury Notes, 3.375%, 5/15/33  10,845 10,025
U.S. Treasury Notes, 3.50%, 1/31/28  21,480 20,775
U.S. Treasury Notes, 3.50%, 4/30/28  19,565 18,908
U.S. Treasury Notes, 3.50%, 1/31/30  7,050 6,721
U.S. Treasury Notes, 3.50%, 4/30/30  6,835 6,505
U.S. Treasury Notes, 3.50%, 2/15/33  20,445 19,113
U.S. Treasury Notes, 3.625%, 3/31/28  21,035 20,440
U.S. Treasury Notes, 3.625%, 5/31/28  34,745 33,757
U.S. Treasury Notes, 3.625%, 3/31/30  6,115 5,863
U.S. Treasury Notes, 3.75%, 5/31/30  23,975 23,140
U.S. Treasury Notes, 3.75%, 6/30/30  7,035 6,787
U.S. Treasury Notes, 3.875%, 12/31/27  20,520 20,145

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 3.875%, 9/30/29  8,315 8,102
U.S. Treasury Notes, 3.875%, 11/30/29  13,265 12,919
U.S. Treasury Notes, 3.875%, 12/31/29  6,995 6,810
U.S. Treasury Notes, 3.875%, 8/15/33  22,675 21,818
U.S. Treasury Notes, 4.00%, 2/29/28  33,785 33,320
U.S. Treasury Notes, 4.00%, 6/30/28  20,330 20,054
U.S. Treasury Notes, 4.00%, 10/31/29  7,425 7,282
U.S. Treasury Notes, 4.00%, 2/28/30  19,515 19,115
U.S. Treasury Notes, 4.00%, 7/31/30  6,810 6,665
U.S. Treasury Notes, 4.125%, 7/31/28  21,385 21,208
U.S. Treasury Notes, 4.125%, 8/31/30  (1) 27,065 26,680
U.S. Treasury Notes, 4.125%, 11/15/32  21,030 20,649
U.S. Treasury Notes, 4.375%, 8/31/28  (2) 34,835 34,933
U.S. Treasury Notes, 4.375%, 11/30/28  36,290 36,432
U.S. Treasury Notes, 4.375%, 11/30/30  28,380 28,407
U.S. Treasury Notes, 4.50%, 11/15/33  5,875 5,950
U.S. Treasury Notes, 4.625%, 9/30/28  21,265 21,544
U.S. Treasury Notes, 4.625%, 9/30/30  7,820 7,940
U.S. Treasury Notes, 4.875%, 10/31/28  21,485 22,015
U.S. Treasury Notes, 4.875%, 10/31/30  8,035 8,278
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $815,420) 798,525
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Treasury Reserve Fund, 5.41%  (3)(4) 2,089 2,089
Total Short-Term Investments (Cost $2,089) 2,089

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

Par/Shares $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 2.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 2.8%
Money Market Funds 2.8%
T. Rowe Price Government Reserve Fund, 5.42%  (3)(4) 22,681,963 22,682
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 22,682
Total Securities Lending Collateral (Cost $22,682) 22,682
Total Investments in Securities
102.6% of Net Assets
(Cost $841,082) $ 824,052
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) See Note 4 . All or a portion of this security is on loan at November 30, 2023.
(2) At November 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(3) Seven-day yield
(4) Affiliated Companies
CMO Collateralized Mortgage Obligation

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
Exchange-Traded Options Written (0.1)%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Put, 1/26/24 @
$107.50 734 80,591 (298)
Total Options Written (Premiums $(281)) $ (298)

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 159 U.S. Treasury Notes ten year contracts 3/24 (17,458) $ (76)
Long, 110 Ultra U.S. Treasury Notes ten year
contracts 3/24 12,487 45
Net payments (receipts) of variation margin to date 71
Variation margin receivable (payable) on open futures contracts $ 40

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 5.41% — — 262
Totals $ —# $ — $ 262+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
11/30/23
T. Rowe Price Government
Reserve Fund, 5.42% $ 7,070  ¤   ¤ $ 22,682
T. Rowe Price Treasury Reserve
Fund, 5.41% 21,077   ¤   ¤ 2,089
Total $ 24,771^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $262 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $24,771.

T. ROWE PRICE U.S. Treasury Intermediate Index Fund
November 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $841,082) $ 824,052
Receivable for investment securities sold 69,528
Interest receivable 5,182
Receivable for shares sold 758
Variation margin receivable on futures contracts 40
Other assets 47
Total assets 899,607
Liabilities
Payable for investment securities purchased 70,726
Obligation to return securities lending collateral 22,682
Payable for shares redeemed 1,607
Options written (premiums $281) 298
Due to affiliates 54
Investment management fees payable 39
Other liabilities 989
Total liabilities 96,395
NET ASSETS $ 803,212

T. ROWE PRICE U.S. Treasury Intermediate Index Fund
November 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (164,733)
Paid-in capital applicable to 161,070,249 shares of $0.01 par value capital stock outstanding; 32,000,000,000 shares of the
Corporation authorized 967,945
NET ASSETS $ 803,212
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $664,887; Shares outstanding: 133,318,735) $ 4.99
I Class
(Net assets: $137,858; Shares outstanding: 27,657,786) $ 4.98
Z Class
(Net assets: $467; Shares outstanding: 93,728) $ 4.99

T. ROWE PRICE U.S. Treasury Intermediate Index Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/23
Investment Income (Loss)
Income
    Interest $ 15,355
Dividend 262
Securities lending 21
Total income 15,638
Expenses
Investment management 242
Shareholder servicing
Investor Class $ 531
I Class 25 556
Prospectus and shareholder reports
Investor Class 33
I Class 2 35
Custody and accounting 98
Registration 45
Proxy and annual meeting 23
Legal and audit 19
Directors 1
Miscellaneous 8
Waived / paid by Price Associates (25)
Total expenses 1,002
Net investment income 14,636

T. ROWE PRICE U.S. Treasury Intermediate Index Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (15,127)
Futures (4,968)
Options written 728
Net realized loss (19,367)
Change in net unrealized gain / loss
Securities (11,175)
Futures 356
Options written (17)
Change in net unrealized gain / loss (10,836)
Net realized and unrealized gain / loss (30,203)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (15,567)

T. ROWE PRICE U.S. Treasury Intermediate Index Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/23
Year
Ended
5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 14,636 $ 20,453
Net realized loss (19,367) (98,639)
Change in net unrealized gain / loss (10,836) 56,072
Decrease in net assets from operations (15,567) (22,114)
Distributions to shareholders
Net earnings
Investor Class (11,999) (16,588)
I Class (2,627) (3,830)
Z Class (9) (13)
Decrease in net assets from distributions (14,635) (20,431)
Capital share transactions
*
Shares sold
Investor Class 99,908 357,961
I Class 13,675 50,268
Distributions reinvested
Investor Class 7,369 10,846
I Class 2,479 3,650
Z Class 9 13
Shares redeemed
Investor Class (131,489) (249,471)
I Class (20,503) (64,377)
Increase (decrease) in net assets from capital share
transactions (28,552) 108,890

T. ROWE PRICE U.S. Treasury Intermediate Index Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Year
Ended
5/31/23
Net Assets
Increase (decrease) during period (58,754) 66,345
Beginning of period 861,966 795,621
End of period $ 803,212 $ 861,966
*Share information (000s)
Shares sold
Investor Class 20,177 68,229
I Class 2,736 9,629
Distributions reinvested
Investor Class 1,479 2,076
I Class 498 699
Z Class 2 3
Shares redeemed
Investor Class (26,277) (47,596)
I Class (4,105) (12,257)
Increase (decrease) in shares outstanding (5,490) 20,783

T. ROWE PRICE U.S. Treasury Intermediate Index Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price U.S. Treasury Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The U.S. Treasury Intermediate Index
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income consistent with maximum credit protection and moderate fluctuation in principal. The fund has three classes of shares: the U.S. Treasury Intermediate Index Fund (Investor Class), the U.S. Treasury
Intermediate Index Fund–I Class (I Class) and the U.S. Treasury Intermediate Index
Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 799,281 $ — $ 799,281
Short-Term Investments 2,089 — — 2,089
Securities Lending Collateral 22,682 — — 22,682
Total Securities 24,771 799,281 — 824,052
Futures Contracts* 45 — — 45
Total $ 24,816 $ 799,281 $ — $ 824,097
Liabilities
Options Written* $ 298 $ — $ — $ 298
Futures Contracts* 76 — — 76
Total $ 374 $ — $ — $ 374
1
Includes U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 45
*
Total $ 45
*
Liabilities
Interest rate derivatives Futures, Options Written $ 374
Total $ 374
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of
Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written Futures Total
Realized Gain (Loss)
Interest rate derivatives $ 728 $ (4,968) $ (4,240)
Total $ 728 $ (4,968) $ (4,240)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (17) $ 356 $ 339
Total $ (17) $ 356 $ 339

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

were cleared. This ability is subject to the liquidity of underlying positions. As of
November 30, 2023, securities valued at $1,024,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 3% and 17% of net assets.
Options   The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
The fund may buy or sell options that can be settled either directly with the counterparty
(OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in
Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations;

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.
Risks related to the use of options include possible illiquidity of the options markets;
trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and interest rates; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 11% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The
fund enters into to-be-announced (TBA) purchase or sale commitments (collectively,
TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With
TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards.
The fund may enter into TBA transactions with the intention of taking possession of or

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

relinquishing the underlying securities, may elect to extend the settlement by “rolling”
the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward
Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2023, no collateral was pledged by the fund or counterparties for MSFTA Transactions.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2023, the value of loaned securities was
$21,894,000; the value of cash collateral and related investments was $22,682,000.
Other  Purchases and sales of U.S. government securities aggregated $554,877,000 and
$577,553,000, respectively, for the six months ended November 30, 2023.

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2023, the fund had $128,338,000 of available capital loss carryforwards.
At November 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $842,398,000. Net unrealized loss aggregated $18,675,000 at period-end, of which $2,160,000 related to appreciated investments and $20,835,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group).  The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.06% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to November 1, 2023, the Investor Class was not subject to a contractual expense limitation. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

without causing the class’s net expense ratio (after the repayment is taken into account)
to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended November 30, 2023 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $77,000 remain subject to repayment by the fund at November 30,
2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended
November 30, 2023, expenses incurred pursuant to these service agreements were
$53,000 for Price Associates; $169,000 for T. Rowe Price Services, Inc.; and $13,000
for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At November 30, 2023, 100% of the Z Class's outstanding shares were held by Price
Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
Investor Class I Class Z Class
Expense limitation/I Class Limit 0.41% 0.05% 0.00%
Expense limitation date 09/30/25 09/30/25 N/A
(Waived)/repaid during the period ($000s) $— $(25) $—
(1)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
November 30, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 10,634,375,636 291,430,387
Mark J. Parrell 10,611,762,013 315,617,857
Kellye L. Walker 10,643,279,115 286,090,944
Eric L. Veiel 10,627,379,166 301,749,168

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE U.S. Treasury Intermediate Index Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F66-051 1/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Treasury Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2024